Prepaid Expenses and Other Receivables (Details) - Schedule of prepaid expenses and other receivables - Prepaid and Other Receivable [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses and Other Receivables (Details) - Schedule of prepaid expenses and other receivables [Line Items]
Tax authorities	$ 124	$ 128
Insurances	527	1,700
Prepaid expenses	80	95
Advances to payables	345	180
Other	164	187
Total	$ 1,240	$ 2,290